Financial Instruments (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Effect of interest rate swap hedges on results
Unrealized and realized losses on interest rate swaps	$ (10,036)	$ (27,323)	$ (26,775)	$ (55,115)
Interest rate swap contracts
Effect of interest rate swap hedges on results
Unrealized gains/(losses) on swap asset			30,400	58,600
Fair Value Hedges | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps			300	500
Effect of interest rate swap hedges on results
Unrealized gains/(losses) on swap asset	(100)	(200)	(300)	(500)
Reclassification of fair value of hedged debt to Statement of Income	100	100	300	300
Realized gains	100	200	300	500
Unrealized and realized losses on interest rate swaps	100	$ 100	300	$ 300
Fair Value Hedges | Interest rate swap contracts | Other noncurrent assets
Effect of interest rate swap hedges on results
Related asset of fair value hedged debt	400		400		$ 700
Fair Value Hedges | The Royal Bank of Scotland | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair Value	366		366		664
Fair Value Hedges | The Royal Bank of Scotland | Interest rate swap contracts | Effective Date 12/15/2004 | USD LIBOR 3M BBA
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date	$ 60,528		$ 60,528
Fixed Rate (Danaos receives) (as a percent)	5.0125%		5.0125%
Margin spread on variable rate (Danaos pays) (as a percent)	0.835%		0.835%
Fair Value	$ 160		$ 160		302
Fair Value Hedges | The Royal Bank of Scotland | Interest rate swap contracts | Effective Date 11/17/2004 | USD LIBOR 3M BBA
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date	$ 62,342		$ 62,342
Fixed Rate (Danaos receives) (as a percent)	5.0125%		5.0125%
Margin spread on variable rate (Danaos pays) (as a percent)	0.855%		0.855%
Fair Value	$ 206		$ 206		$ 362